NATURE OF OPERATIONS (Details Textual) (USD $)	9 Months Ended	12 Months Ended		44 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Revenue, Net		$ 481,842	$ 1,500	$ 483,342
Cash Acquired from Acquisition	$ 400,000